Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (784,931)	$ (839,253)	$ (946,673)	$ (818,879)
Effects in profit and loss	56,451	51,538	50,863
Other comprehensive income	(2,129)	55,882	(178,657)
Accounts receivables [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(820)	(822)	(10,991)	(2,158)
Effects in profit and loss	5,220	(185)	(535)
Other comprehensive income	(5,218)	10,354	(8,298)
Machinery, equipment and improvements on leased buildings [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(96,496)	(103,782)	(114,627)	(100,485)
Effects in profit and loss	6,998	5,555	6,307
Other comprehensive income	288	5,290	(20,449)
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,905)	(2,008)	(2,209)	(2,466)
Effects in profit and loss	97	95	94
Other comprehensive income	6	106	163
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(700,168)	(748,879)	(835,432)	(728,231)
Effects in profit and loss	46,399	45,675	45,003
Other comprehensive income	2,312	40,878	(152,204)
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	14,458	16,238	16,586	$ 14,461
Effects in profit and loss	(2,263)	398	(6)
Other comprehensive income	$ 483	$ (746)	$ 2,131